SEGMENT INFORMATION - Financial Information by Segment (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment			4
Total revenue	$ 2,423	$ 2,327	$ 4,743	$ 4,567
FFO	(133)	(108)	(255)	(207)
Share of net earnings (loss) from equity accounted investments	111	(198)	243	(174)
Interest expense	(1,281)	(1,174)	(2,494)	(2,341)
Total assets	132,625		132,625		$ 131,577
Total liabilities	84,124		84,124		82,990
Equity accounted investments	18,887		18,887		19,435	$ 19,943
Office
Disclosure of operating segments [line items]
Total revenue	499	503	983	1,000
FFO	6	7	(6)	24
Share of net earnings (loss) from equity accounted investments	(35)	(249)	(54)	(239)
Interest expense	(229)	(219)	(462)	(431)
Total assets	31,235		31,235		31,942
Total liabilities	16,275		16,275		16,726
Equity accounted investments	7,893		7,893		8,199
Retail
Disclosure of operating segments [line items]
Total revenue	376	372	771	761
FFO	65	76	171	178
Share of net earnings (loss) from equity accounted investments	168	87	305	125
Interest expense	(205)	(201)	(383)	(394)
Total assets	30,746		30,746		30,722
Total liabilities	12,642		12,642		13,528
Equity accounted investments	9,746		9,746		9,501
LP Investments
Disclosure of operating segments [line items]
Total revenue	1,486	1,392	2,874	2,695
FFO	(10)	0	(28)	(30)
Share of net earnings (loss) from equity accounted investments	(22)	(36)	(8)	(60)
Interest expense	(735)	(658)	(1,432)	(1,320)
Total assets	69,010		69,010		67,223
Total liabilities	48,376		48,376		45,203
Equity accounted investments	1,248		1,248		1,735
Corporate
Disclosure of operating segments [line items]
Total revenue	62	60	115	111
FFO	(194)	(191)	(392)	(379)
Share of net earnings (loss) from equity accounted investments	0	0	0	0
Interest expense	(112)	$ (96)	(217)	$ (196)
Total assets	1,634		1,634		1,690
Total liabilities	6,831		6,831		7,533
Equity accounted investments	$ 0		$ 0		$ 0